[Rothschild Asset Management Logo]

                                   FIVE ARROWS
                                   SHORT-TERM
                                   INVESTMENT TRUST






























REPORT & ACCOUNTS
for period ended
June 30, 1998

                      [Rothschild Asset Management Logo]


                                    CONTENTS

Investment Adviser's Commentary                                             2


FIVE ARROWS SHORT-TERM INVESTMENT TRUST


Statements of Assets and Liabilities                                        3

Statements of Operations                                                    4

Statements of Changes in Net Assets                                     5 - 8

Notes to the Financial Statements                                      9 - 11

Financial Highlights                                                       12


INTERNATIONAL CURRENCY FUND


Portfolios of Investments                                             13 - 14

Statements of Assets and Liabilities                                       15

Statements of Operations                                                   16

Statements of Changes in Net Assets                                   17 - 18

Notes to Financial Statements                                         19 - 20

Financial Highlights                                                  21 - 22

                      [Rothschild Asset Management Logo]


                        INVESTMENT ADVISER'S COMMENTARY

PERIOD ENDING 30 JUNE 1998

At 30 June 1998, net assets in the International Currency Fund totalled L128.3 million in the Pound Sterling Portfolio and $19.6 million in the US Dollar Portfolio. This compares with L128 million and $54 million respectively for funds at year-end 1997. The portfolios and the funds have at all times been fully compliant with the rules of their regulators and the guidelines of the rating agency.

The first half of 1998 has seen very strong growth persist in the US and continuing expansion in the UK. Neither economy has thus far been much constrained by contraction in Asia. Indeed both the US and the UK have been beneficiaries of investment flow as capital has been moved from Asia to markets investors perceive as safe.

The ongoing expansion in the UK has generated wage and income pressures that have made the Bank of England's Monetary Committee ("MPC") uncomfortable. Even though manufacturing and exports have been weakened by the rise in sterling, the MPC have continued to tighten policy. As income does not yet appear to have levelled off yet, we expect the MPC to raise rates further in 25 basis points increments later this summer. We have positioned the sterling portfolio's investments accordingly.

Throughout the quarter to June 30, 1998, the inversion of the UK bond yield curve as compared to the generally fairly steep UK deposit yield curve has made sterling placements an attractive investment. This comparative should remain in place for at least several months more.

US growth was surprisingly robust in the first quarter of 1998 and should remain above trend levels of growth for the second quarter as well despite some downward pressure from inventories and on ever larger trade gap. This normally would exert upward pressure on interest rates and cause the yield curve to steepen. Deflation fears spurred by Asian contraction and stream of funds seeking the comparative safety of US markets has outweighed the pace of US expansion, flattening the yield curve and depressing rates.

The scale of the US expansion over recent quarters has surpassed many forecasts. Consequently, upward price pressure is finally appearing in various sectors of the economy, which earlier had been well behaved. Although the Federal Reserve has heretofore maintained a steady monetary policy in response to Asia's contractions, there are now numerous signs the Chairman Greenspan and other members of the Federal Open Market Committee are uneasy with that steady policy. We expect the Federal Reserve to raise rates at least 25 basis points between now and the US congressional elections in November.

Even a modest increase in the Federal Funds rate is not wholly priced into the yield curve right now. There is consequently little value in extending placements further out on the yield curve in advance of the rates increase we are expecting. As we have for most of the second quarter, we anticipate holdings to short maturities in the months ahead.

                       [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                     (local currencies) as at June 30, 1998


                                                     UNITED STATES     POUND            CANADIAN      DEUTSCHE MARK
                                                      DOLLAR FUND    STERLING FUND*** DOLLAR FUND***    FUND***
                                                            $        (POUND STERLING)     C$              DEM

ASSETS:
  Investment in International Currency Fund              529,246             10             10             10
  Deferred organizational costs                           40,780         37,000         82,000         99,000
  Receivable from Administrator                            8,846              -              -              -
                                                       -------------------------------------------------------------
TOTAL ASSETS                                             578,872         37,010         82,010         99,010
                                                       -------------------------------------------------------------

LIABILITIES:
  Amounts payable to Manager                              48,840         37,000         82,000         99,000
  Distribution payable from net investment income         30,425              -              -              -
  Legal fees payable                                       6,261              -              -              -
  Audit fees payable                                       4,182              -              -              -
  Shareholder service fees payable                         1,333              -              -              -
  Administration fees papayable                              107              -              -              -
  Other accrued expenses                                   4,539              -              -              -
                                                       -------------------------------------------------------------
TOTAL LIABILITIES                                         95,687         37,000         82,000         99,000
                                                       -------------------------------------------------------------
NET ASSETS                                               483,185             10             10             10
                                                       -------------------------------------------------------------

NET ASSETS
  Five Arrows Shares                                     483,185             10             10             10
  Five Arrows Service Shares                                   -              -              -              -
                                                       -------------------------------------------------------------
                                                         483,185             10             10             10
                                                       -------------------------------------------------------------

SHARES OUTSTANDING
  Five Arrows Shares                                     483,185             10             10             10
  Five Arrows Service Shares                                   -              -              -              -
                                                       -------------------------------------------------------------
TOTAL SHARES OUTSTANDING                                 483,185             10             10             10
                                                       -------------------------------------------------------------

NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE                                             1.00           1.00           1.00           1.00

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par                             827              -              -              -
  Additional paid-in capital                             482,358             10             10             10
                                                       -------------------------------------------------------------
NET ASSETS, JUNE 30, 1998                                483,185             10             10             10
                                                       -------------------------------------------------------------

*** not yet commenced operations


                       See notes to financial statements

                       [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF OPERATIONS (UNAUDITED)

             (local currencies) For the period ended June 30, 1998


                                                 UNITED STATES          POUND            CANADIAN      DEUTSCHE MARK
                                                  DOLLAR FUND      STERLING FUND***    DOLLAR FUND***    FUND***
                                                        $           POUND STERLING          C$              DEM

INVESTMENT INCOME:
  Investment income allocated from
  International Currency Fund                        224,808                -               -               -
                                                   -----------------------------------------------------------------

  Expenses                                            21,128                -               -               -

  Less: Fee waivers                                   (8,080)               -               -               -

  Less: International Currency Fund
  expense reimbursement                               (2,285)               -               -               -
                                                   -----------------------------------------------------------------
                                                      10,763                -               -               -
                                                   -----------------------------------------------------------------
NET INVESTMENT INCOME
FROM INTERNATIONAL CURRENCY FUND                     214,045                -               -               -
                                                   -----------------------------------------------------------------

FUND EXPENSES:

  Administration fees                                  1,990                -               -               -

  Shareholder servicing fees                           6,981                -               -               -

  Printing fees                                        8,234                -               -               -

  Amortization of organization costs                   8,100                -               -               -

  Registration fees                                    6,265                -               -               -

  Legal fees                                          18,616                -               -               -

  Audit fees                                           2,506                -               -               -

  Other operating expenses                             2,998                -               -               -
                                                   -----------------------------------------------------------------
TOTAL EXPENSES                                        55,690                -               -               -

  Less Fee waivers and reimbursements                    -                                  -               -
  by the Advisor and Administrator                   (55,690)
                                                   -----------------------------------------------------------------
TOTAL NET EXPENSES                                       -                  -               -               -
                                                   -----------------------------------------------------------------

NET INVESTMENT INCOME                                214,045                -               -               -
                                                   -----------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            214,045                -               -               -
                                                   -----------------------------------------------------------------

*** not yet commenced operations

                       See notes to financial statements

                       [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

UNITED STATES DOLLAR FUND


                                                                                       FOR THE PERIOD
                                                                                     FROM MARCH 26, 1997
                                                            FOR THE SIX MONTHS        (COMMENCEMENT OF
                                                           ENDED JUNE 30, 1998         OPERATIONS) TO
                                                               (UNAUDITED)            DECEMBER 31, 1997

                                                                    $                         $

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                          214,045                    199,869
                                                             --------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   214,045                    199,869
                                                             --------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -

  Five Arrows Shares                                            (214,045)                  (199,869)
  Net investment income -
  Five Arrows Service Shares                                         -                          -
                                                             --------------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                  (214,045)                  (199,869)
                                                             --------------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   12,000,000                 18,651,422
  Dividends reinvested                                           213,857                    169,328
  Cost of shares redeemed                                    (20,000,000)               (10,551,422)
                                                             --------------------------------------------

CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               (7,786,143)                 8,269,328

                                                             --------------------------------------------
CHANGE IN NET ASSETS                                          (7,786,143)                 8,269,328
                                                             --------------------------------------------

NET ASSETS:

  Beginning of period                                          8,269,328                        -
                                                             --------------------------------------------
  End of period                                                  483,185                  8,269,328
                                                             --------------------------------------------

                       See notes to financial statements

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

POUND STERLING FUND


                                                                        FOR THE PERIOD
                                                                      FROM MARCH 26, 1997
                                                  FOR THE SIX MONTHS   (COMMENCEMENT OF
                                                  ENDED JUNE 30, 1998   OPERATIONS) TO
                                                       (UNAUDITED)    DECEMBER 31, 1997
                                                     POUND STERLING     POUND STERLING

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                       -                -

                                                      -------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                -                -
                                                      -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -
  Five Arrows Shares                                          -                -
  Net investment income -
  Five Arrows Service Shares                                  -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                -                -
                                                      -------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   -               10

  Dividends reinvested                                        -                -

  Cost of shares redeemed                                     -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               -               10
                                                      -------------------------------------
CHANGE IN NET ASSETS                                          -               10
                                                      -------------------------------------

NET ASSETS:

  Beginning of period                                        10                -
                                                      -------------------------------------
  End of period                                              10               10
                                                      -------------------------------------

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

CANADIAN DOLLAR FUND


                                                                        FOR THE PERIOD
                                                                      FROM MARCH 26, 1997
                                                  FOR THE SIX MONTHS   (COMMENCEMENT OF
                                                  ENDED JUNE 30, 1998   OPERATIONS) TO
                                                       (UNAUDITED)    DECEMBER 31, 1997
                                                            C$                C$

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                       -                -

                                                      -------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                -                -
                                                      -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -
  Five Arrows Shares                                          -                -
  Net investment income -
  Five Arrows Service Shares                                  -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                -                -
                                                      -------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   -               10

  Dividends reinvested                                        -                -

  Cost of shares redeemed                                     -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               -               10
                                                      -------------------------------------
CHANGE IN NET ASSETS                                          -               10
                                                      -------------------------------------

NET ASSETS:

  Beginning of period                                        10                -
                                                      -------------------------------------
  End of period                                              10               10
                                                      -------------------------------------





                        See notes to financial statements

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

DEUTSCHE MARK FUND


                                                                        FOR THE PERIOD
                                                                      FROM MARCH 26, 1997
                                                  FOR THE SIX MONTHS   (COMMENCEMENT OF
                                                  ENDED JUNE 30, 1998   OPERATIONS) TO
                                                       (UNAUDITED)     DECEMBER 31, 1997
                                                          DEM                 DEM

INCREASE IN NET ASSETS FROM:

OPERATIONS:

  Net investment income                                       -                -

                                                      -------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                -                -
                                                      -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income -
  Five Arrows Shares                                          -                -
  Net investment income -
  Five Arrows Service Shares                                  -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                                -                -
                                                      -------------------------------------

CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold                                   -               10
  Dividends reinvested                                        -                -
  Cost of shares redeemed                                     -                -
                                                      -------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                               -               10
                                                      -------------------------------------
CHANGE IN NET ASSETS                                          -               10
                                                      -------------------------------------

NET ASSETS:

  Beginning of period                                        10                -
                                                      -------------------------------------
  End of period                                              10               10
                                                      -------------------------------------

                       See notes to financial statements

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANISATION

Five Arrows Short Term Investment Trust, a Delaware business trust ("the Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At June 30 1998 the Trust consisted of four funds; the U.S. Dollar Fund, the Pound Sterling Fund, the Canadian Dollar Fund and the Deutsche Mark Fund, (individually a "Fund" and collectively the "Funds").

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the corresponding portfolio of the International Currency Fund, (individually a "Portfolio" and collectively the "Portfolios"), which has the same investment objectives as that of such Fund. The value of each Fund's investment in each Portfolio included in the accompanying statements of assets and liabilities reflects each Fund's proportionate beneficial interest in the net assets of that Portfolio. At June 30 1998, the Funds held proportionate interests in the corresponding Portfolios in the following amounts:


-----------------------------------
U.S. Dollar Fund            2.70%
-----------------------------------
Pound Sterling Fund        00.00%
-----------------------------------
Canadian Dollar Fund       00.00%
-----------------------------------
Deutsche Mark Fund         00.00%
-----------------------------------

The financial statements of each Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with each Fund's financial statements.

BISYS Fund Services Limited Partnership ("BISYS") serves as the Trust's administrator. Its affiliates, Five Arrows Fund Distributors Inc., (the "Distributor") and BISYS Fund Services Inc., (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent to the Funds, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS:

The Funds record respective investments in the Portfolios of International Currency Fund at value. The valuation of securities held by the International Currency Fund is discussed in the notes to the International Currency Fund Financial Statements included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES:

The Funds record their proportionate share of the investment income, expenses and realized gains and losses recorded by the corresponding Portfolio on a daily basis. The investment income, expenses and realized gains and losses are allocated daily to investors in each Portfolio based upon the value of their investments in each Portfolio. Such investments are adjusted on a daily basis.

Expenses directly attributable to each Fund are charged directly to the respective Fund, while general Trust expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund's net investment income, if any, is declared daily in respect of each class of share and paid monthly to shareholders of record on the date of declaration. Dividends from each class of share are automatically reinvested in additional shares of that class at net asset value unless the shareholders specifically elect to receive dividends in the form of cash. Net realized gains on portfolio securities, if any, are distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carryforwards, and deferral of certain losses.

FEDERAL INCOME TAXES:

Under Subchapter M of the Internal Revenue Code (the "Code"), the Funds will be treated as separate corporations for U.S. federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Code by complying with certain requirements of the Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. federal income taxes on the net investment income and capital gains distributed to shareholders in accordance with the applicable provisions of the Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. federal income taxes.

Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e. currency gain or loss) absent a ruling to the contrary from the Internal Revenue service. Recognition of currency gain in excess of currency loss in any given year would require the affected fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. federal income tax purposes. In reliance upon a ruling from the U.S. Internal Revenue Service, the Trust calculates the income of each Fund without recognising currency gain or loss.

ORGANISATIONAL  EXPENSES:

The Funds incurred certain costs in connection with their organisation. The Funds are expected to reimburse the Investment Adviser for the payment of these expenses made in advance by the Manager. These costs have been deferred and are being amortized on a straight-line basis over five years from the date of commencement of operations by the Funds.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an Administration Agreement with BISYS and a Distribution Agreement with the Distributor.

As Administrator, BISYS is responsible for coordinating and generally administering the operation of the Funds' business. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets. BISYS has agreed to provide a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders and performing other administrative functions necessary for the smooth operation of the Funds.

Pursuant to an agreement dated July 19, 1998 it is proposed that State Street Bank and Trust Company will replace Rothschild International Asset Management Limited as Investment Adviser of the Master Fund. The Portfolios' Investment Adviser has voluntarily agreed to waive such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of shares of a Fund not to exceed a specified percentage of such class' average daily net assets value (0.275% in the case of the Five Arrows share class of the U.S. Dollar Fund and 0.35% in the case of the Five Arrows share class of each other
Fund). Similarly, for the Five Arrows Service share class these percentages are 0.625% for the U.S. Dollar Fund and 0.70% for the other three Funds. If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the specified percentage of average daily net assets, the Investment Advisor has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the specified percentage. This undertaking has remained in effect for the fiscal period ended June 30, 1998, and thereafter at the discretion of the Investment Adviser. The Investment Advisor waived fees and reimbursed expenses in the following amounts so that the Funds could meet these expense limitations:


-----------------------------------------------
United States Dollar Fund           $66,055
-----------------------------------------------
Pound Sterling Fund                     Nil
-----------------------------------------------
Canadian Dollar Fund                    Nil
-----------------------------------------------
Deutsche Mark Fund                      Nil
-----------------------------------------------

The Distributor, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.

The Funds have adopted a 12b-1 Plan (the "Plan") in accordance with rule 12b-1 promulgated under the 1940 Act. The Plan provides that each Fund will make payments to the Distributor equal to 0.50% (on an annual basis) of the average daily value of the net assets of such

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Fund's Five Arrows Service class of shares. The 12b-1 fee has two components: a service fee and a distribution fee. The plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to a total of 0.35% (on an annual basis) of the average daily net assets of the Five Arrows Service class shares of any Fund. This waiver has remained in effect for the fiscal period ended June 30, 1998 and thereafter at the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after June 30, 1998. For the period ended June 30, 1998, the Funds paid the following amounts to the Distributor in connection with the Plan:


----------------------------------------
United States Dollar Fund           Nil
----------------------------------------
Pound Sterling Fund                 Nil
----------------------------------------
Canadian Dollar Fund                Nil
----------------------------------------
Deutsche Mark Fund                  Nil
----------------------------------------


NOTE 5 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended June 30 1998 are summarized below:

NOTE 4 - TRUSTEES' FEES

The Trust has to date paid no compensation to the Trustees of the Trust and it will not pay any compensation to those Trustees affiliated with the Investment Adviser, the Administrator or the Distributor. The Trust will not pay any compensation to the Trust's officers.



FIVE ARROWS SHARES


                             UNITED STATES          POUND       CANADIAN         DEUTSCHEMARK
                             DOLLAR FUND    STERLING FUND    DOLLAR FUND                 FUND

Shares subscribed               12,000,000           nil             nil                   nil

Shares issued to shareholders
in reinvestment of dividends       213,857           nil             nil                   nil

Shares redeemed                (20,000,000)          nil             nil                   nil
                             -----------------------------------------------------------------
NET INCREASE                    (7,786,143)          nil             nil                   nil
                             ------------------------------------------------------------------

                        [Rothschild Asset Management Logo]

                    FIVE ARROWS SHORT TERM INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

Contained below is the per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

UNITED STATES DOLLAR FUND
FIVE ARROWS SHARES (d)


                                                                                                  FOR THE PERIOD
                                                                                                FROM MARCH 26, 1997
                                                                      FOR THE SIX MONTHS         (COMMENCEMENT OF
                                                                      ENDED JUNE 30, 1998         OPERATIONS) TO
                                                                          (UNAUDITED)           DECEMBER 31, 1997
                                                                                $                         $

PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                               $1.00                      $1.00

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                                       0.03                       0.04
                                                                         -------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                                       0.03                       0.04
                                                                         -------------------------------------------

LESS DISTRIBUTIONS:

  Net investment income                                                      (0.03)                     (0.04)
                                                                         -------------------------------------------
TOTAL DISTRIBUTIONS                                                          (0.03)                     (0.04)
                                                                         -------------------------------------------

NET ASSET VALUE PER SHARE, END OF PERIOD                                     $1.00                      $1.00
                                                                         -------------------------------------------

TOTAL RETURN                                                                  2.70%(b)                   4.18%(b)
                                                                         -------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period ('000)                                            $483                     $8,269

  Ratio of expenses to average net assets                                     0.28%(c)                   0.28%(c)

  Ratio of net investment income to average net assets                        6.66%(c)                   5.33%(c)

  Ratio of expenses to average net assets(a)                                  1.92%(c)                   3.04%(c)

  Ratio of net investment income to average net assets(a)                     5.02%(c)                   2.56%(c)


(a)  During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated

(b)  Not annualised

(c)  Annualised

(d)  Per share amounts and ratios/supplemental data reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the related portfolio.


                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                         UNITED STATES DOLLAR PORTFOLIO

              Portfolio of Investments, (unaudited) June 30, 1998


PRINCIPAL     DESCRIPTION                                 RATE    MATURITY   MOODYS/       AMORTISED
AMOUNT                                                              DATE     S&P (a)         COST

TIME DEPOSITS - 75.84%
BANKS

   $900,000   Bank of Montreal                             6.12%   07/01/98   P1/A1+         $900,000
    900,000   Barclays                                     6.00%   07/01/98   P1/A1+          900,000
    950,000   BNP (London)                                 5.93%   07/01/98   P1/A1+          950,000
    950,000   Credit Agricole                              6.25%   07/01/98   P1/A1+          950,000
    950,000   CIBC London                                  6.18%   07/01/98   P1/A1+          950,000
    900,000   Deutsche Bank                                6.00%   07/01/98   P1/A1+          900,000
    900,000   Kredietbank London                           6.00%   07/01/98   P1/A1+          900,000
    950,000   Lloyds London                                6.00%   07/01/98   P1/A1+          950,000
    950,000   Nationsbank NA TD                            5.87%   07/01/98   P1/A1+          950,000
    940,000   Rabobank                                     5.75%   07/02/98   P1/A1+          940,000
    950,000   RBC London Royal Bank of Canada, London      6.25%   07/01/98   P1/A1+          950,000
    950,000   Republic National Bank, New York             6.00%   07/02/98   P1/A1+          950,000
    900,000   Bank of Nova Scotia                          6.06%   07/01/98   P1/A1+          900,000
    900,000   Svenska Handlesbanken                        6.00%   07/01/98   P1/A1           900,000
    914,000   United Bank of Switzerland (London)          6.00%   07/01/98   P1/A1+          914,000
    940,000   West LB                                      5.75%   07/02/98   P1/A1+          940,000
                                                                                        -------------
TOTAL TIME DEPOSITS                                                                        14,844,000
                                                                                        -------------

REPURCHASE AGREEMENTS - 24.52%

Merrill Lynch dated 06/30/98, with a
maturity value of $4,800,000 (Collateralized by
$23,262,000 (par value) zero coupon various U.S.
Government Federal National Mortgage Association,
Medium Term Notes due 01/15/23, 10/15/24,
7/15/25, 10/15/25, 4/15/26, 10/15/26 &
1/15/21.
With a market value of $4,896,586)                  6.50%           01/02/98          P1/A1+    4,800,000
                                                                                             -------------

TOTAL REPURCHASE AGREEMENTS                                                                     4,800,000
                                                                                             -------------

TOTAL INVESTMENTS AT AMORTISED COST - 100.36%                                                  19,644,000
Liabilities in excess of other assets - (0.36%)                                                   (69,576)
                                                                                             -------------

                                                                                             -------------
NET ASSETS - 100.0%                                                                           $19,574,424
                                                                                             -------------

Percentages indicated are based on net assets of $19,574,424

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of June 30, 1998.

                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND


                            POUND STERLING PORTFOLIO

               Portfolio of Investments (unaudited) June 30, 1998

PRINCIPAL         DESCRIPTION                           RATE       MATURITY     MOODYS/           AMORTISED
AMOUNT                                                                 DATE      S&P (A)               COST

            TIME DEPOSITS - 22.91%
            BANKS
6,000,000   Bank of Montreal                             7.31%     07/01/98     P1/A1+          6,000,000 (pound sterling)
6,000,000   Commerzbank                                  7.25%     07/01/98     P1/A1+          6,000,000
6,000,000   Dresdner Bank                                7.25%     07/01/98     P1/A1+          6,000,000
5,391,000   Republic National Bank, New York             7.25%     07/01/98     P1/A1+          5,391,000
6,000,000   Westdeutsche Landesbank                      7.25%     07/01/98     P1/A1+          6,000,000
                                                                                              -----------
            TOTAL TIME DEPOSITS                                                                29,391,000
                                                                                              -----------

            COMMERCIAL PAPER - 4.65%
            FINANCIAL SERVICES
6,000,000   Sigma Finance                                7.00%     07/01/98     P1/A1+          5,967,661
                                                                                              -----------
            TOTAL COMMERCIAL PAPER                                                              5,967,661
                                                                                              -----------

            REPURCHASE AGREEMENTS - 72.48%
31,000,000  CSFB London, dated 06/30/98, with a
            maturity value of 31,006,285 (pound
            sterling) (Collateralised by
            26,461,000 (pound sterling) (par
            value) UK Treasuries due 09/25/09,
            with a market value of 31,000,000)
            (pound sterling)                                                    P1/A1+         31,000,000

30,999,999  Goldman Sachs, dated 06/30/98, with a maturity
            value of 31,005,987 (pound sterling)
            (Collateralised by 29,459,279 (pound
            sterling) (par value) UK Treasuries due
            06/10/03, with a market value of 30,999,999)
            (pound sterling)                                                    P1/A1+         30,999,999

31,000,000  UBS, dated 06/30/98, with a maturity
            value 31,006,030 (pound sterling)
            (Collateralised by 26,461,000 (pound
            sterling) (par value) UK Treasuries
            due 03/01/99, with a market value of
            31,712,657) (pound sterling)                                        P1/A1+         31,000,000
                                                                                              -----------
                                                                                               92,999,999 (pound sterling)
                                                                                              -----------

            Total Investments at Amortised Cost - 100.04%                                     128,358,660
            Other assets in excess of liabilities - (0.04%)                                       (46,657)
                                                                                              -----------
            NET ASSETS - 100.0%                                                               128,312,003 (pound sterling)
                                                                                              -----------



Percentages indicated are based on net assets of 128,312,003 (pound sterling)

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of June 30, 1998.

                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                     (local currencies) As at June 30, 1998

                                                           United States   Pound Sterling     Canadian Dollar    Deutschemark
                                                         Dollar Portfolio    Portfolio         Portfolio***      Portfolio***
                                                                 $         (pound sterling)        C$                 Dem

ASSETS:

Investments in securities, at amortised cost               19,644,000        128,358,660               --                 --
(cost $19,644,000 and 128,358,660 (pound sterling)
C$0 and Dem) respectively, including Repurchase
Agreements of $4,800,000 and 92,999,999)
(pound sterling)

Deferred organisational costs                                  49,230             30,959            100,000            121,000
Cash                                                             --                 --                   10                 10
Interest receivable                                             4,136             24,227               --                 --
                                                         -------------------------------------------------------------------------
Total Assets                                               19,697,366        128,413,846            100,010            121,010
                                                         -------------------------------------------------------------------------

LIABILITIES:

Amounts payable to Manager                                     60,030             45,000            100,000            121,000
Administration fees payable                                     2,348              5,184               --                 --
Advisory fees payable                                            --               33,943               --                 --
Legal fees payable                                              6,632              1,775               --                 --
Audit fees payable                                              3,400              2,951               --                 --
Custody fees payable                                            4,311              5,793               --                 --
Other accrued expenses                                         46,221              7,197               --                 --
                                                         -------------------------------------------------------------------------
Total Liabilities                                             122,942            101,843            100,000            121,000
                                                         -------------------------------------------------------------------------
NET ASSETS, JUNE 30, 1998                                  19,574,424        128,312,003                 10                 10
                                                         -------------------------------------------------------------------------


*** not yet commenced operations


                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                      STATEMENTS OF OPERATIONS (UNAUDITED)
             (local currencies) For the period ended June 30, 1998



                                         United States     Pound Sterling  Canadian Dollar   Deutschemark
                                        Dollar Portfolio    Portfolio        Portfolio***    Portfolio***
                                               $          (pound sterling)      C$              Dem
INVESTMENT INCOME:

Interest income                            1,694,562          4,444,890         --               --
                                         -----------------------------------------------------------------
TOTAL INCOME                               1,694,562          4,444,890         --               --
                                         -----------------------------------------------------------------

EXPENSES:

Advisory fees                                 60,169            122,087         --               --

Administration fees                           15,042             30,522         --               --

Trustee fees                                  32,757             18.824         --               --

Legal fees                                    17,721             11,222         --               --

Amortization of organization costs            10,800              4,500         --               --

Audit fees                                     7,339              3,801         --               --

Fund accounting fees and expenses              6,017             12,209         --               --

Custodian fees and expenses                    3,009              6,104         --               --

Other operating expenses                       9,310              7,992         --               --
                                         -----------------------------------------------------------------
TOTAL EXPENSES                               162,164          21217,261         --               --

Fee waivers                                  (60,169)           (79,357)        --               --
                                         -----------------------------------------------------------------
TOTAL NET EXPENSES                           101,995            137,904         --               --
                                         -----------------------------------------------------------------

NET INVESTMENT INCOME                      1,592,567          4,306,986         --               --
                                         -----------------------------------------------------------------

NET INCREASE IN NET ASSETS

RESULTING FROM OPERATIONS                  1,592,567        4,4,306,986         --               --
                                         -----------------------------------------------------------------


*** not yet commenced operations



                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                       STATEMENT OF CHANGES IN NET ASSETS



UNITED STATES DOLLAR PORTFOLIO

                                                                                     For the period
                                                                                    from March 26, 1997
                                                            For the six months      (commencement of
                                                           ended June 30, 1998       operations) to
                                                                (unaudited)         December 31, 1997
                                                                      $                   $

INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income                                              1,592,567            1,490,078
                                                                ------------        -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     1,592,567            1,490,078
                                                                ------------        -------------

CAPITAL TRANSACTIONS:

Contributions                                                    169,773,940          177,719,547
Withdrawals                                                     (205,819,524)        (125,182,184)
                                                                ------------        -------------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS         (36,045,584)          52,537,363
                                                                ------------        -------------
CHANGE IN NET ASSETS                                             (34,453,017)          54,027,441
                                                                ------------        -------------


NET ASSETS:

Beginning of period                                               54,027,441                 --
                                                                ------------        -------------
End of period                                                     19,574,424           54,027,441
                                                                ------------        -------------



                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


POUND STERLING PORTFOLIO

                                                                                    For the period
                                                                                  from March 26, 1997
                                                            For the six months     (commencement of
                                                            ended June 30, 1998     operations) to
                                                               (unaudited)         December 31, 1997
                                                             (pound sterling)      (pound sterling)

INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income                                              4,306,986            4,780,468
                                                           ---------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     4,306,986            4,780,468
                                                           ---------------------------------------

CAPITAL TRANSACTIONS:

Contributions                                                     65,708,956          182,128,181
Withdrawals                                                      (69,741,841)         (58,870,747)
                                                           ---------------------------------------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS          (4,032,885)         123,257,434
                                                           ---------------------------------------
CHANGE IN NET ASSETS                                                 274,101          128,037,902
                                                           ---------------------------------------


NET ASSETS:

Beginning of period                                              128,037,902                 --
                                                           ---------------------------------------
End of period                                                    128,312,003          128,037,902
                                                           ---------------------------------------




                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANISATION

International Currency Fund (the "Portfolio Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At June 30 1998 the Portfolio Trust consisted of four portfolios; the U.S. Dollar Portfolio (the "U.S. Dollar Portfolio"), the Pound Sterling Portfolio (the "Pound Sterling Portfolio"), the Canadian Dollar Portfolio (the "Canadian Dollar Portfolio" and the Deutschemark Portfolio (the "Deutschemark Portfolio") (collectively the "Portfolios").

The investment objectives of each Portfolio are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Portfolio's designated currency and, consistent with those objectives, to earn current income. A Portfolio's investment objectives are fundamental and may not be changed without the approval of its shareholders.


Rothschild International Asset Management Limited (the "Investment Adviser") serves as the Portfolio Trust's Investment Adviser. Pursuant to an agreement dated June 19, 1998 it is proposed that the investment advisory service be transferred to State Street Bank and Trust Company. BISYS Fund Services, Limited Partnership ("BISYS") acts as Administrator to the Portfolios.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

The securities of the Portfolios are valued at amortised cost, which approximates market value. The amortised cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortisation to maturity of the difference between the principal amount due at maturity and cost. In accordance with policies adopted by the Portfolio Trust in theis regard, the Portfolios may not (a) purchase any instrument with an effective remaining maturity greater than thirteen months, or (b) maintain a weighted average maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognised on the accrual basis and includes, where applicable, the amortisation of premium or accretion of discount. Gains or losses realised on sales of securities are determined by comparing the amortised cost of the security sold with the net sale proceeds.


EXPENSES:

Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Portfolio Trust expenses are allocated among the respective Portfolios of the Trust.


REPURCHASE AGREEMENTS:

The Portfolios will enter into repurchase agreements only with financial institutions rated by a U.S. nationally recognised statistical rating organisation (NRSRO) in the highest rating category for short term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.


ORGANISATIONAL EXPENSES:

The deferred organisation costs were incurred by the Portfolios in connection with their organisation. The Portfolios are expected to reimburse the Investment Adviser for the payment of these costs made in advance by the Manager. The costs have been deferred and will be amortised on a straight line basis over a five year period from the commencement of operations by the Portfolios.


FEDERAL INCOME TAXES:

Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. As such, each U.S. investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of U.S. Internal Revenue code applicable to regulated investment companies.

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                         NOTES TO FINANCIAL STATEMENTS

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolio Trust acting on behalf of each of the Portfolios has an Investment Advisory Agreement with the Investment Adviser and an Administration Agreement with BISYS.

The Investment Adviser is responsible for managing the investment of the assets of the Portfolios in conformity with the stated objectives and policies of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of each Portfolio of the Trust. For the period ended June 30, 1998, the Investment Adviser waived its entire fee for the United States Dollar Portfolio and partially waived its fee for the Pound Sterling Portfolio in the following amounts.

--------------------------------------------------------------------
United States Dollar                       $60,169
--------------------------------------------------------------------
Pound Sterling                             122,087 (pound sterling)
--------------------------------------------------------------------
Canadian Dollar                                Nil
--------------------------------------------------------------------
Deutschemark                                   Nil
--------------------------------------------------------------------

As Administrator, BISYS assists in supervising the operations of the Portfolios. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from each Portfolio which is accrued daily and payable monthly, at an annual rate of 0.05% of each of the Portfolio's average daily net assets. For the period ended June 30, 1998 BISYS earned the following fees as Administrator for each Portfolio.

--------------------------------------------------------------------
United States Dollar                       $15,042
--------------------------------------------------------------------
Pound Sterling                              30,522 (pound sterling)
--------------------------------------------------------------------
Canadian Dollar                                Nil
--------------------------------------------------------------------
Deutschemark                                   Nil
--------------------------------------------------------------------

In addition BISYS earned the following amounts for the period ended June 30, 1998 for providing fund accounting services on a daily basis to each Portfolio.

--------------------------------------------------------------------
United States Dollar                        $6,017
--------------------------------------------------------------------
Pound Sterling                              12,209 (pound sterling)
--------------------------------------------------------------------
Canadian Dollar                                Nil
--------------------------------------------------------------------
Deutschemark                                   Nil
--------------------------------------------------------------------

NOTE 4 - TRUSTEES AND OFFICERS COMPENSATION

For the six months ended June 30, 1998 the Portfolio Trust paid US$32,757 and 18,824 (pound sterling) in total to the Trustees of each Portfolio Trust. The Portfolio Trust will not pay compensation to the Trustees of the Portfolio Trust affiliated with the Investment Adviser or the Administrator nor will it pay any compensation to the Trustees who are officers of the Trust.

NOTE 5 - SECURITIES TRANSACTIONS

During the period ended June 30, 1998, each Portfolio purchased and matured portfolio securities, in the following amounts:

                                           Purchases                          Maturities
-------------------------------------------------------------------------------------------------------------
United States
Dollar Portfolio                          $4,587,615,164                      $4,622,186,000
-------------------------------------------------------------------------------------------------------------
Pound Sterling
Portfolio                                  7,659,942,670 (pound sterling)      7,684,812,951 (pound sterling)
-------------------------------------------------------------------------------------------------------------
Canadian Dollar
Portfolio                                            nil                                 nil
-------------------------------------------------------------------------------------------------------------
Deutschemark
Portfolio                                            nil                                 nil
-------------------------------------------------------------------------------------------------------------

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                              FINANCIAL HIGHLIGHTS

UNITED STATES DOLLAR PORTFOLIO

                                                                                                       FOR THE PERIOD
                                                                                                     FROM MARCH 26, 1997
                                                                                FOR THE SIX MONTHS    (COMMENCEMENT OF
                                                                                ENDED JUNE 30, 1998    OPERATIONS) TO
                                                                                     (UNAUDITED)      DECEMBER 31, 1997
                                                                                        $                     $
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period ('000)                                                     $19,574             $54,027

Ratio of expenses to average net assets after waivers and reimbursements                0.36% (b)           0.65%(b)

Ratio of net investment income to average net assets                                    5.62%(b)            4.93%(b)

Ratio of expenses to average net assets (a)                                             0.56%(b)            0.85%(b)

Ratio of net investment income to average net assets (a)                                5.42%(b)            4.73%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred the ratios would have been as indicated.

(b) Annualized





                       See notes to financial statements

                        [Rothschild Asset Management Logo]


                          INTERNATIONAL CURRENCY FUND

                              FINANCIAL HIGHLIGHTS

POUND STERLING PORTFOLIO

                                                                                                           FOR THE PERIOD
                                                                                                         FROM MARCH 26, 1997
                                                                              FOR THE SIX MONTHS           (COMMENCEMENT OF
                                                                              ENDED JUNE 30, 1998           OPERATIONS) TO
                                                                                  (UNAUDITED)              DECEMBER 31, 1997
                                                                                 (POUND STERLING)           (POUND STERLING)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ('000)                                                 128,312 (pound sterling)  128,038 (pound sterling)

Ratio of expenses to average net assets after waivers and reimbursements            0.22%(b)                  0.24%(b)

Ratio of net investment income to average net assets                                6.88%(b)                  6.56%(b)

Ratio of expenses to average net assets (a)                                         0.35%(b)                  0.41%(b)

Ratio of net investment income to average net assets (a)                            6.75%(b)                  6.38%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred the ratios would have been as indicated.

(b) Annualized





                       See notes to financial statements

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

INVESTMENT ADVISER
Rothschild International Asset
Management Limited
Five Arrows House
St. Swithin's Lane, London EC4N 8NR
United Kingdom

DISTRIBUTOR
Five Arrows Fund Distributors Inc.
3435 Stelzer Road
Columbus, OH 43219-3035

ADMINISTRATOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219-3035

TRANSFER AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Centre
Brooklyn, NY 11245

AUDITORS
PriceWaterhouseCoopers
One Post Office Square
Boston, MA 02109

COUNSEL:
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109-2881

International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and differences in auditing and other financial standards.

The Fund is AAAm rated by Standard & Poor's. This rating is historical and is based upon the Fund's credit quality, market exposure and management. It signifies that the Fund's safety is excellent and that it has a superior capacity to maintain a US$1.00/1.00(pound sterling)/DM 1/C$1.00 per share.

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